Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Equivalents	$ 918,127	$ 1,086,565	$ 1,648,087
Accounts Receivable, Net	236,825	58,884	146,804
Deposits	4,500	4,500	4,500
Inventory	40,396	61,005	35,757
Prepaid Expenses and Other Current Assets	61,432	56,376	11,326
Total Current Assets	1,261,280	1,267,331	1,846,474
Property and Equipment - Net	9,446	8,037	11,782
TOTAL ASSETS	1,270,726	1,275,369	1,858,256
Current Liabilities
Accounts Payable	23,888	32,931	28,002
Advances from Clients	146,422	147,349	100,587
Warrant liability			895,860
Accrued and Other Current Liabilities	72,614	89,768	52,352
Total Current Liabilities	242,925	270,048	1,076,801
Shareholder's Equity
Preferred Stock, $0.01 par value, 5,000,000 shares authorized; 0 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively
Common stock, $0.00001 par value; 100,000,000 shares authorized; 52,137,772 and 51,513,064 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	521	515	514
Additional paid-in capital	8,222,657	8,178,919	7,004,363
Accumulated deficit	(7,195,377)	(7,174,113)	(6,223,422)
Total Shareholder's Equity	1,027,801	1,005,321	781,455
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	$ 1,270,726	$ 1,275,369	$ 1,858,256